Note 6 - Business Combinations (Detail) - Purchase Price Allocation - Acquisition of Letang: (USD $)	Jun. 30, 2010	Jun. 10, 2010	Mar. 16, 2010	Jan. 13, 2010
Cash	$ 9,294,802	$ 360,164	$ 1,597,420	$ 713,576
Other current assets		801,933	4,931,419	69,124
Fixed assets		383,964	3,143,274	77,326
Intangible assets		7,062,668	3,288,080	2,420,843
Total assets acquired		11,842,217	19,550,685	3,280,869
Deferred tax liabilities		1,765,667		283,063
Total liabilities assumed		5,021,016	12,577,366	283,063
Net assets acquired		6,821,201	6,973,319	2,997,806
Aggregate of:
Purchase consideration	9,311,238	13,168,568	4,737,880	6,809,951
Non-controlling interest		10,501,275	4,596,097	5,377,698
Total		23,669,843	9,333,977	12,187,649
Goodwill (Note 17)		$ 16,848,642	$ 2,360,658	$ 9,189,843